Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 6:- LEASES

The Company has several operating lease agreements that include leases of office space, a lab, a production line, and vehicles used to support the Company’s ongoing operations. The vehicle leases are for a period of 3 years. The original lease term of the office space was 10 years and on December 24, 2024, the Company exercised its option to extend the lease for an additional five years which ends at December 31, 2032. At the date of the lease extension, the Company recognized a right-of-use asset and a corresponding lease liability in respect of the extended lease term.

In connection with the exercise of an option to extend the lease term for an existing lease arrangement, the Company reassessed the lease liability and the corresponding right-of-use asset. As required under ASC 842, upon such reassessment, the Company re-evaluated the lease and updated the lease discount rate to reflect the rate as of the effective date of the modification. The revised discount rate was used to reassess the lease liability and right-of-use asset accordingly.

Supplemental balance sheet information related to operating leases is as follows:

	Year ended December 31,
	2024	2023
Office
Weighted average remaining lease term (in years)	8	4
Weighted average discount rate	16.93%	8%

Cars
Weighted average remaining lease term (in years)	0.44	0.8
Weighted average discount rate	18%-26%	18%-26%

Minimum lease payments for the Company’s right of use assets over the remaining lease periods as of December 31, 2024, are as follows:

	Office	Cars	Total
2025	$384	$42	$426
2026	384	-	384
2027	384		384
2028	384		384
2029	384		384
2030-2032	1,151	-	1,151

Total undiscounted lease payments	3,071	42	3,113
Less - adjustment to discounted lease payments	(1,285)	(2)	(1,287)

Present value of lease liabilities	$1,786	$40	$1,826

Lease Costs

The table below presents certain information related to lease costs operating leases:

	Year ended December 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of leases liabilities:
Operating leases	$384	$343	351